Cover	May 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2026
Entity File Number	001-38373
Entity Registrant Name	TRANSOCEAN LTD.
Entity Central Index Key	0001451505
Entity Tax Identification Number	98-0599916
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Turmstrasse 30
Entity Address, City or Town	Steinhausen
Entity Address, Country	CH
Entity Address, Postal Zip Code	CH-6312
City Area Code	+41 (41)
Local Phone Number	749-0500
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares, $0.10 par value
Trading Symbol	RIG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false